VT George Putnam Balanced Fund
The fund's portfolio
9/30/20 (Unaudited)

COMMON STOCKS (60.4%)(a)
	Shares	Value
Automotive (0.3%)
United Rentals, Inc.(NON)	3,126	$545,487

		545,487
Basic materials (2.0%)
Albemarle Corp.	1,584	141,420
Anglo American PLC (United Kingdom)	16,406	396,182
Dow, Inc.	6,837	321,681
DuPont de Nemours, Inc.	3,111	172,598
Eastman Chemical Co.	1,645	128,507
Fortune Brands Home & Security, Inc.	9,305	805,069
Freeport-McMoRan, Inc. (Indonesia)	36,378	568,952
Linde PLC	394	93,823
Newmont Corp.	8,231	522,257
Packaging Corp. of America	1,455	158,668
Sherwin-Williams Co. (The)	973	677,928
Summit Materials, Inc. Class A(NON)	5,987	99,025

		4,086,110
Building materials (0.2%)
Carrier Global Corp.	16,591	506,689

		506,689
Capital goods (2.8%)
Avery Dennison Corp.	1,820	232,669
Ball Corp.	2,761	229,494
Boeing Co. (The)	1,178	194,676
Deere & Co.	1,745	386,744
Eaton Corp. PLC	11,036	1,126,003
General Dynamics Corp.	2,383	329,879
Honeywell International, Inc.	3,586	590,291
Johnson Controls International PLC	15,269	623,739
Lockheed Martin Corp.	114	43,694
Northrop Grumman Corp.	1,741	549,268
Otis Worldwide Corp.	9,257	577,822
Raytheon Technologies Corp.	15,911	915,519

		5,799,798
Commercial and consumer services (3.1%)
Aramark	8,496	224,719
Booking Holdings, Inc.(NON)	449	768,095
CoStar Group, Inc.(NON)	602	510,803
Ecolab, Inc.	825	164,868
Mastercard, Inc. Class A	5,356	1,811,239
PayPal Holdings, Inc.(NON)	11,950	2,354,509
WEX, Inc.(NON)	4,390	610,078

		6,444,311
Communication services (1.4%)
Charter Communications, Inc. Class A(NON)	2,552	1,593,316
T-Mobile US, Inc.(NON)	11,888	1,359,512

		2,952,828
Computers (2.6%)
Apple, Inc.	47,716	5,525,990

		5,525,990
Conglomerates (0.8%)
3M Co.	2,367	379,146
Danaher Corp.	4,456	959,510
General Electric Co.	35,853	223,364

		1,562,020
Consumer staples (4.1%)
Altria Group, Inc.	16,151	624,075
Chipotle Mexican Grill, Inc.(NON)	473	588,275
Coca-Cola Co. (The)	14,851	733,194
ConAgra Foods, Inc.	13,200	471,372
Costco Wholesale Corp.	2,151	763,605
McCormick & Co., Inc. (non-voting shares)	2,708	525,623
PepsiCo, Inc.	13,914	1,928,480
Procter & Gamble Co. (The)	20,984	2,916,566

		8,551,190
Electronics (3.9%)
Advanced Micro Devices, Inc.(NON)	14,573	1,194,840
Cree, Inc.(NON)(S)	11,760	749,582
Monolithic Power Systems, Inc.	4,131	1,155,069
NVIDIA Corp.	1,422	769,615
NXP Semiconductors NV	16,544	2,064,857
Roper Technologies, Inc.	1,225	484,010
Texas Instruments, Inc.	11,777	1,681,638

		8,099,611
Energy (1.0%)
BP PLC (United Kingdom)	153,663	446,146
Cairn Energy PLC (United Kingdom)(NON)	98,897	182,802
Cenovus Energy, Inc. (Canada)	169,737	661,586
Phillips 66	4,593	238,101
TOTAL SA (France)	13,313	457,076
Williams Cos., Inc. (The)	10,051	197,502

		2,183,213
Entertainment (0.2%)
Live Nation Entertainment, Inc.(NON)	8,107	436,805

		436,805
Financials (6.9%)
AIA Group, Ltd. (Hong Kong)	32,600	321,148
American International Group, Inc.	28,572	786,587
Assured Guaranty, Ltd.	30,664	658,663
AXA SA (France)	33,414	616,834
Berkshire Hathaway, Inc. Class B(NON)	4,506	959,508
Boston Properties, Inc.(R)	3,222	258,727
Charles Schwab Corp. (The)(S)	20,727	750,939
Citigroup, Inc.	35,445	1,528,034
E*Trade Financial Corp.	13,103	655,805
Gaming and Leisure Properties, Inc.(R)	33,007	1,218,949
Goldman Sachs Group, Inc. (The)	7,664	1,540,234
Intercontinental Exchange, Inc.	6,179	618,209
KKR & Co., Inc. Class A	23,865	819,524
Outfront Media, Inc.(R)	34,544	502,615
Prudential PLC (United Kingdom)	56,728	809,891
Quilter PLC (United Kingdom)	183,425	303,031
Visa, Inc. Class A	8,920	1,783,732
Yellow Cake PLC 144A (United Kingdom)(NON)	79,754	204,700

		14,337,130
Gaming and lottery (0.1%)
Penn National Gaming, Inc.(NON)	4,049	294,362

		294,362
Health care (7.9%)
Abbott Laboratories	8,673	943,883
AbbVie, Inc.	18,702	1,638,108
Amgen, Inc.	3,296	837,711
Avantor, Inc.(NON)	16,202	364,383
Baxter International, Inc.	6,812	547,821
Bio-Rad Laboratories, Inc. Class A(NON)	782	403,090
Biogen, Inc.(NON)	1,958	555,445
Boston Scientific Corp.(NON)	15,924	608,456
Bristol-Myers Squibb Co.	6,482	390,800
Cigna Corp.	5,836	988,677
Cooper Cos., Inc. (The)	1,245	419,714
DexCom, Inc.(NON)	737	303,814
Eli Lilly and Co.	5,711	845,342
Gilead Sciences, Inc.	3,593	227,042
Humana, Inc.	780	322,834
Illumina, Inc.(NON)	812	250,973
Intuitive Surgical, Inc.(NON)	695	493,130
Johnson & Johnson	8,646	1,287,216
Medtronic PLC	3,148	327,140
Merck & Co., Inc.	12,313	1,021,363
Pfizer, Inc.	12,805	469,944
Regeneron Pharmaceuticals, Inc.(NON)	881	493,166
Thermo Fisher Scientific, Inc.	2,368	1,045,519
UnitedHealth Group, Inc.	4,612	1,437,883
Zimmer Biomet Holdings, Inc.	1,929	262,614

		16,486,068
Lodging/Tourism (0.3%)
Hilton Worldwide Holdings, Inc.	6,062	517,210
Wynn Resorts, Ltd.	2,954	212,127

		729,337
Miscellaneous (0.2%)
Spartan Energy Acquisition Corp. (Rights)(NON)(F)(WIS)	24,857	322,594

		322,594
Retail (6.7%)
Advance Auto Parts, Inc.	1,119	171,767
Amazon.com, Inc.(NON)	2,063	6,495,830
BJ's Wholesale Club Holdings, Inc.(NON)	1,958	81,355
Burlington Stores, Inc.(NON)	516	106,342
CarMax, Inc.(NON)	5,359	492,546
Dollar General Corp.	1,744	365,577
Home Depot, Inc. (The)	9,260	2,571,595
NIKE, Inc. Class B	6,225	781,487
Target Corp.	7,272	1,144,758
TJX Cos., Inc. (The)	3,604	200,563
Walmart, Inc.	11,736	1,641,984

		14,053,804
Software (6.0%)
Activision Blizzard, Inc.	30,381	2,459,342
Adobe, Inc.(NON)	4,944	2,424,686
Microsoft Corp.	36,025	7,577,138

		12,461,166
Technology services (5.9%)
Alphabet, Inc. Class A(NON)	2,475	3,627,360
Facebook, Inc. Class A(NON)	9,999	2,618,738
Fidelity National Information Services, Inc.	15,045	2,214,774
Fiserv, Inc.(NON)	22,430	2,311,412
Salesforce.com, Inc.(NON)	5,651	1,420,209

		12,192,493
Textiles (0.1%)
Levi Strauss & Co. Class A	10,426	139,708

		139,708
Toys (0.2%)
Hasbro, Inc.	4,743	392,341

		392,341
Transportation (1.6%)
FedEx Corp.	2,296	577,490
Old Dominion Freight Line, Inc.	1,896	343,024
Southwest Airlines Co.	10,135	380,063
Union Pacific Corp.	10,085	1,985,434

		3,286,011
Utilities and power (2.1%)
Ameren Corp.	6,241	493,538
Dominion Energy, Inc.	3,706	292,515
Duke Energy Corp.	1,420	125,755
Exelon Corp.	24,325	869,862
NextEra Energy, Inc.	4,088	1,134,665
NRG Energy, Inc.	45,863	1,409,829

		4,326,164

Total common stocks (cost $103,120,262)		$125,715,230

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.6%)
Government National Mortgage Association Pass-Through Certificates
4.50%, 3/20/49	$812,315	$900,874
3.50%, TBA, 10/1/50	1,000,000	1,053,125
3.50%, 11/20/47	556,627	614,999
3.00%, 7/20/46	656,078	690,402

		3,259,400
U.S. Government Agency Mortgage Obligations (7.4%)
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	114,796	133,645
5.00%, 8/1/33	47,685	54,085
4.50%, 2/1/49	1,461,496	1,632,255
4.00%, with due dates from 4/1/49 to 5/1/49	2,262,157	2,412,893
3.50%, with due dates from 11/1/49 to 12/1/49	2,029,439	2,140,259
3.00%, 6/1/46	580,720	628,998
2.50%, 10/1/50(FWC)	2,000,000	2,112,830
2.00%, 10/1/50	3,000,000	3,103,247
Uniform Mortgage-Backed Securities
4.50%, TBA, 10/1/50	2,000,000	2,163,281
2.50%, TBA, 10/1/50	1,000,000	1,049,141

		15,430,634

Total U.S. government and agency mortgage obligations (cost $18,332,493)		$18,690,034

U.S. TREASURY OBLIGATIONS (12.7%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$1,330,000	$1,802,765
2.75%, 8/15/42(SEG)	3,200,000	4,106,883
1.25%, 5/15/50	860,000	817,538
U.S. Treasury Notes
2.75%, 2/15/24	990,000	1,075,775
2.125%, 12/31/22	3,160,000	3,300,951
2.00%, 2/15/22	3,130,000	3,210,174
1.75%, 9/30/22	1,860,000	1,920,159
1.75%, 6/30/22	2,430,000	2,498,529
1.625%, 2/15/26	1,030,000	1,102,039
1.625%, 10/31/23	2,750,000	2,873,983
1.50%, 3/31/23	3,670,000	3,793,851

Total U.S. treasury obligations (cost $25,101,983)		$26,502,647

CORPORATE BONDS AND NOTES (15.2%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$45,000	$48,434
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	71,000	76,609
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	180,000	208,873
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	210,014
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	6,120
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	76,000	75,310
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	98,000	107,962
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	59,000	64,758
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	93,887
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	15,934
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	170,000	185,999
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	27,000	27,261
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	48,000	48,404
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	97,702
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	197,273
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	14,194
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	82,000	119,550

		1,598,284
Capital goods (0.5%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	90,000	97,931
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	125,000	156,598
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	100,000	114,900
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	68,000	81,057
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	210,000	235,951
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	113,096
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	22,242
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	90,000	96,726
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	130,000	148,012

		1,066,513
Communication services (2.0%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	140,532
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	71,197
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	59,000	65,336
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	205,000	214,695
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	124,000	146,981
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	182,000	210,701
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	300,000	282,144
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	14,097
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	30,000	32,309
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	44,000	45,761
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	55,000	60,808
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	111,000	148,879
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	74,000	87,865
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	25,000	29,765
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	127,000	154,104
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	27,000	40,953
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	133,000	148,526
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	201,000	227,061
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	101,000	97,191
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	73,000	81,760
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	76,000	84,528
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	152,024
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	73,852
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	30,000	37,080
Crown Castle International Corp. sr. unsec. sub. bonds 2.25%, 1/15/31	130,000	131,396
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	213,804
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	15,371
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	35,000	42,425
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	50,000	50,560
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	96,000	108,924
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	229,000	256,970
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	140,000	158,204
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	392,000	475,300
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	80,000	84,160

		4,185,263
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	134,250
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	141,262
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	125,000	162,401
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	98,000	111,741
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	90,000	91,850
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	24,000	26,681
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	88,704
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	45,000	46,171
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	62,000	68,888
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	60,000	63,669
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	138,387
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	55,000	60,551
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25	55,000	60,226
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	40,000	42,862
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	47,000	51,131
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	117,000	125,191
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	20,000	19,900
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	92,000	93,465
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	160,000	180,800
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	67,000	74,873
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	233,502
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	40,000	44,641
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	80,000	73,985
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	47,354
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	185,000	190,293
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	50,000	52,255
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	190,532
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	56,000	55,096
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	150,000	156,563
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	145,000	150,800
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	60,000	69,398
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	48,000	51,764
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	17,000	19,090
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24	137,000	166,666

		3,284,942
Consumer staples (0.8%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	17,000	19,057
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	151,000	203,002
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	112,000	136,687
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	39,000	44,130
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	208,000
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	121,149	151,288
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	216,794
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	110,808
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	41,000	46,000
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	80,000	96,070
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	64,000	73,724
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	49,000	53,264
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27	29,000	30,717
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	120,000	125,100
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	200,000	203,142

		1,717,783
Energy (0.8%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	80,000	88,320
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	88,000	102,466
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	170,000	189,234
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	130,000	140,424
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	105,000	105,346
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	257,000	174,683
Energy Transfer Operating LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	33,507
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	20,949
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	40,000	41,400
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	145,000	166,057
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	80,000	107,903
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	25,000	30,478
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	24,000	26,062
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	105,000	118,433
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	28,538
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	65,000	63,375
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	135,000	135,236

		1,572,411
Financials (4.4%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	27,905
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	30,354
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	115,000	117,050
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	114,000	163,054
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	220,000	254,513
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	208,780
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20	35,000	35,010
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	95,000	97,416
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	34,920
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	75,000	78,852
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	211,353
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	50,156
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	400,000	413,063
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	106,769
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	10,000	10,105
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	223,495
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	89,000	96,033
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	69,932
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	22,000	25,227
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	55,000	64,393
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	240,000	253,920
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	11,203
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	338,845
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	306,133
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	32,115
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	400,000	404,192
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	257,574
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	185,000	220,111
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	158,898
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	40,000	43,089
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	29,000	26,691
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	113,123
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	192,000	216,155
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	85,000	89,783
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	200,000	223,281
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	127,000	126,567
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	63,000	62,595
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	27,300
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	143,080
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.28%, 5/15/47	87,000	67,713
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	185,000	224,809
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	363,000	389,464
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	28,761
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	223,994
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	175,000	182,000
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	552,044
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	520,875
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	44,346
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	62,000	65,899
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	27,684
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	15,000	15,919
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	173,000	181,434
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	53,372
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	41,314
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	59,674
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	78,000	87,666
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	75,000	75,281
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	230,000	255,793
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	396,243
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	69,713
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	103,076
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	110,000	112,458

		9,152,567
Health care (1.6%)
AbbVie, Inc. 144A sr. unsec. notes 3.45%, 3/15/22	5,000	5,186
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	320,000	352,549
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	108,053
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	33,000	35,876
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	110,000	118,625
Bristol-Myers Squibb Co. sr. unsec. notes 2.75%, 2/15/23	400,000	420,552
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	295,000	343,589
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	217,000	235,157
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	38,000	46,299
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	11,953	12,943
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	185,000	209,606
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	86,973
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	78,168
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	65,000	73,518
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	35,000	43,329
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	10,000	11,203
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	31,776
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	20,025
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	211,000	221,084
Upjohn, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 6/22/50	380,000	405,569
Upjohn, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	77,666
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	150,000	178,061
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	99,497

		3,215,304
Technology (1.6%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	160,000	151,292
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	84,000	90,070
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	200,964
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	233,000	258,142
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	125,000	140,418
Cisco Systems, Inc. sr. unsec. unsub. notes 3.625%, 3/4/24	400,000	443,223
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	194,000	227,791
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	28,000	36,994
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	68,000	75,432
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	58,000	69,495
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	85,000	96,893
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	154,000	182,893
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	140,000	150,670
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	72,095
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	371,000	465,864
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	154,000	168,139
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	245,000	289,264
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	200,000	195,375
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	42,000	46,912

		3,361,926
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	94,117

		94,117
Utilities and power (1.1%)
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	60,000	63,906
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	77,928
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	82,747
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	20,030
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	47,858
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	130,000	150,941
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	103,252
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	48,178
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	230,000	244,825
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	68,420
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	145,000	187,358
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	38,054
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	106,000	119,934
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	18,472
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	40,000	40,286
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	75,000	78,771
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	161,000	177,398
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	80,000	85,193
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	72,319
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	85,000	82,243
PacifiCorp sr. bonds 2.70%, 9/15/30	86,000	94,298
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	63,308
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	67,000	71,375
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.393%, 5/15/67	300,000	247,500

		2,284,594

Total corporate bonds and notes (cost $28,953,627)		$31,533,704

MORTGAGE-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	$124,000	$118,364
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	93,000	100,440
COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.594%, 12/10/47(WAC)	20,000	19,043
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	100,000	109,213
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.398%, 7/25/29	30,000	30,057
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.848%, 6/10/47(WAC)	159,000	151,319
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.351%, 4/20/48(WAC)	160,250	157,772
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.599%, 3/15/45(WAC)	217,000	131,596
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	7,580
Wells Fargo Commercial Mortgage Trust Ser. 17-C39, Class A5, 3.418%, 9/15/50	85,000	96,116
WF-RBS Commercial Mortgage Trust Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	101,000	107,563
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.853%, 3/15/44(WAC)	82,000	50,919

Total mortgage-backed securities (cost $1,315,399)		$1,079,983

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
KKR & Co., Inc. $3.00 cv. pfd.(NON)	4,319	$224,588

Total convertible preferred stocks (cost $215,950)		$224,588

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$49,907
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	94,875
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	55,789

Total municipal bonds and notes (cost $125,163)		$200,571

SHORT-TERM INVESTMENTS (5.5%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.22%(AFF)	1,365,500	$1,365,500
Putnam Short Term Investment Fund Class P 0.21%(AFF)	10,092,805	10,092,805

Total short-term investments (cost $11,458,305)		$11,458,305
TOTAL INVESTMENTS

Total investments (cost $188,623,182)		$215,405,062

	FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $11,021,214) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/16/20	$346,622	$357,912	$11,290
	Barclays Bank PLC
		British Pound	Sell	12/16/20	1,725,882	1,782,205	56,323
		Canadian Dollar	Sell	10/21/20	414,805	406,522	(8,283)
		Euro	Sell	12/16/20	483,041	488,840	5,799
	Citibank, N.A.
		British Pound	Buy	12/16/20	581,060	599,912	(18,852)
		Canadian Dollar	Sell	10/21/20	282,245	276,498	(5,747)
		Euro	Sell	12/16/20	483,276	489,054	5,778
	Goldman Sachs International
		British Pound	Sell	12/16/20	1,694,383	1,751,202	56,819
		Canadian Dollar	Buy	10/21/20	334,518	327,747	6,771
	HSBC Bank USA, National Association
		Euro	Sell	12/16/20	352,445	356,633	4,188
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/16/20	644,705	665,650	(20,945)
		Canadian Dollar	Sell	10/21/20	385,965	378,072	(7,893)
	State Street Bank and Trust Co.
		British Pound	Buy	12/16/20	428,211	443,328	(15,117)
		Canadian Dollar	Sell	10/21/20	447,326	438,143	(9,183)
		Hong Kong Dollar	Sell	11/18/20	326,990	326,958	(32)
	UBS AG
		British Pound	Buy	12/16/20	535,875	553,395	(17,520)
		Canadian Dollar	Buy	10/21/20	339,550	332,629	6,921
		Euro	Buy	12/16/20	90,431	91,513	(1,082)
	WestPac Banking Corp.
		British Pound	Sell	12/16/20	836,412	863,512	27,100
		Euro	Buy	12/16/20	90,431	91,489	(1,058)

	Unrealized appreciation						180,989

	Unrealized (depreciation)						(105,712)

	Total						$75,277
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	10	$1,681,500	$1,676,000	Dec-20	$9,454

Unrealized appreciation					9,454

Unrealized (depreciation)					—

Total					$9,454

TBA SALE COMMITMENTS OUTSTANDING at 9/30/20 (proceeds receivable $2,119,688) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 10/1/50	$1,000,000	10/21/20	$1,071,328
Uniform Mortgage-Backed Securities, 2.50%, 10/1/50	1,000,000	10/14/20	1,049,141

Total			$2,120,469

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $208,084,827.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,590,125	$25,760,311	$25,984,936	$12,092	$1,365,500
	Putnam Short Term Investment Fund**	8,072,114	45,599,258	43,578,567	47,110	10,092,805

	Total Short-term investments	$9,662,239	$71,359,569	$69,563,503	$59,202	$11,458,305
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,365,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,357,640.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $153,141.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $4,617,108 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $83,672 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,689,928	$396,182	$—
Capital goods	5,799,798	—	—
Communication services	2,952,828	—	—
Conglomerates	1,562,020	—	—
Consumer cyclicals	23,542,844	—	—
Consumer staples	8,551,190	—	—
Energy	1,097,189	1,086,024	—
Financials	12,081,526	2,255,604	—
Health care	16,486,068	—	—
Miscellaneous	—	—	322,594
Technology	38,279,260	—	—
Transportation	3,286,011	—	—
Utilities and power	4,200,409	125,755	—

Total common stocks	121,529,071	3,863,565	322,594
Convertible preferred stocks	224,588	—	—
Corporate bonds and notes	—	31,533,704	—
Mortgage-backed securities	—	1,079,983	—
Municipal bonds and notes	—	200,571	—
U.S. government and agency mortgage obligations	—	18,690,034	—
U.S. treasury obligations	—	26,502,647	—
Short-term investments	10,092,805	1,365,500	—

Totals by level	$131,846,464	$83,236,004	$322,594
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$75,277	$—
Futures contracts	9,454	—	—
TBA sale commitments	—	(2,120,469)	—

Totals by level	$9,454	$(2,045,192)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	7
Forward currency contracts (contract amount)	$7,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com